Accounting Items that Identify the Compliance with Minimum Cash Requirements (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Minimum Cash Requirement Constitute by Bank
The items recognized by the Bank to constitute the minimum cash requirement effective for December 2022 are listed below, indicating the amounts as of month-end of the related items:

Items	Banco Macro SA
Cash and deposits in Banks
Amounts in BCRA accounts	143,526,540
Other debt securities
Government securities computable for the minimum cash requirements	159,809,912
Financial assets delivered as guarantee
Special guarantee accounts with the BCRA	24,824,547

Total	328,160,999